FIRST INVESTORS INCOME FUNDS
55 Broadway
New York, New York 10006
212-858-8000

April 8, 2013

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C.  20549

Re:	First Investors Income Funds
First Investors Strategic Income Fund
File Nos. 002-89287 and 811-03967

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive form of statutory prospectus and statement of additional information used with respect to First Investors Strategic Income Fund, a series of First Investors Income Funds, does not differ from that contained in Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A, which was electronically filed with the Securities and Exchange Commission on April 2, 2013.

If you have any questions or comments concerning the filing, please contact me at 732-510-4345.

Very truly yours,

/s/ Mary Carty
Mary Carty
Secretary of First Investors
Income Funds